Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information
Schedule of segment information

		For the year ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Net revenues
One-on-one offerings	418,281	835,649	1,044,769	151,956
Small class offerings	—	12,344	100,748	14,653
Total net revenues	418,281	847,993	1,145,517	166,609

Cost of revenues
One-on-one offerings	(147,157)	(293,763)	(342,927)	(49,877)
Small class offerings	—	(20,358)	(67,981)	(9,887)
Total cost of revenues	(147,157)	(314,121)	(410,908)	(59,764)

Gross profit
One-on-one offerings	271,124	541,886	701,842	102,079
Small class offerings	—	(8,014)	32,767	4,766
Total gross profit	271,124	533,872	734,609	106,845

Gross margin
One-on-one offerings	64.8%	64.8%	67.2%	67.2%
Small class offerings	—	(64.9)%	32.5%	32.5%
Total gross margin	64.8%	63.0%	64.1%	64.1%

Sales and marketing expenses
One-on-one offerings	(464,890)	(619,966)	(647,314)	(94,147)
Small class offerings	—	(37,099)	(83,919)	(12,206)
Total sales and marketing expenses	(464,890)	(657,065)	(731,233)	(106,353)

Product development expenses
One-on-one offerings	(152,709)	(202,129)	(139,240)	(20,251)
Small class offerings	—	(21,073)	(45,760)	(6,656)
Total product development expenses	(152,709)	(223,202)	(185,000)	(26,907)

General and administrative expenses
One-on-one offerings	(165,657)	(213,880)	(186,983)	(27,196)
Small class offerings	—	(10,515)	(36,074)	(5,247)
Total general and administrative expenses	(165,657)	(224,395)	(223,057)	(32,443)

Operating expenses
One-on-one offerings	(783,256)	(1,035,975)	(973,537)	(141,594)
Small class offerings	—	(68,687)	(165,753)	(24,109)
Total operating expenses	(783,256)	(1,104,662)	(1,139,290)	(165,703)

Loss from operations
One-on-one offerings	(512,132)	(494,089)	(271,695)	(39,515)
Small class offerings	—	(76,701)	(132,986)	(19,343)
Total loss from operations	(512,132)	(570,790)	(404,681)	(58,858)

Schedule of property and equipment by geographical location

	Property and equipment
	As of December 31,
	2017	2018
	RMB	RMB
China	36,045	27,103
Philippines	12,964	8,238